Revenue	3 Months Ended
Mar. 31, 2023
Revenue.
Revenue

12. Revenue

Eli Lilly

In September 2021, the Company entered into a global licensing and research collaboration with Eli Lilly and Company (‘Lilly’) focused on the discovery, development, and commercialization of potential new medicines for genetic disorders in the liver and nervous system. ProQR and Lilly will use ProQR’s proprietary Axiomer® RNA editing platform to progress new drug targets toward clinical development and commercialization.

Under the terms of the agreement, ProQR received an upfront payment and equity consideration, and is eligible to receive milestone payments and royalties on the net sales of any resulting products. In September 2021, the Company issued 3,989,976 shares to Lilly, resulting in net proceeds of € 23,223,000. This amount included a price premium of € 2,144,000, which was determined to be part of the transaction price and as such was initially recognized as deferred revenue. An up-front payment of € 17,651,000 was received in October 2021.

With regard to its original collaboration with Lilly, the Company concluded as follows:

●	There is one single performance obligation under IFRS 15, which is the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract.
●	The transaction price of this agreement currently only includes fixed parts, consisting of an up-front fee and an equity component. The agreement also contains variable parts, but those are not yet included in the transaction price. Milestone payments will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	The Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

In December 2022, the Company and Lilly amended their research and collaboration agreement described above, which expanded the collaboration. Under the amended and restated research and collaboration agreement, Lilly will gain access to additional targets in the central nervous system and peripheral nervous system with ProQR’s Axiomer platform.

As described under Note 11, pursuant to the amended and restated agreement, the Company issued 9,381,586 shares to Lilly in December 2022, resulting in gross proceeds of $ 15,000,000 (€ 14,122,000). These shares were issued at a discount of $ 480,000 (€ 451,000), which is accounted for as a reduction of the transaction price. In February 2023, ProQR also received an upfront payment of $ 60,000,000 (€ 56,254,000), which was recognized under Other Receivables at December 31, 2022. Lilly has the ability to exercise an option to further expand the partnership for a consideration of $ 50,000,000. No revenue related to the amended and restated agreement was recognized in 2022 and the three month period ended March 31, 2023.

With regard to the amended and restated research and collaboration agreement with Lilly, the Company concluded as follows:

●	There is one single performance obligation under IFRS 15, which is the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract.
●	The transaction price of this agreement currently only includes fixed components, consisting of an up-front fee and an equity component (discount). The agreement also contains variable components, but those are not yet included in the transaction price. Milestone payments will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	The Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

Yarrow Biotechnology

In May 2021, the Company entered into an exclusive worldwide license and discovery collaboration for an undisclosed target with Yarrow Biotechnology, Inc. (“Yarrow”). Under the terms of the agreement, ProQR received an upfront payment, equity consideration and reimbursement for ongoing R&D services. In May 2021, ProQR received an up-front payment of € 419,000 and 8% of the shares of Yarrow’s common stock, which was subsequently diluted to 5.1%. In 2022, ProQR was also entitled to receive reimbursements for R&D services performed amounting to € 272,000.

Although ProQR only owns 5.1% of Yarrow’s shares, the Company has significant influence over Yarrow by virtue of its right to appoint one of Yarrow’s three board members, as well as its participation in Yarrow’s policy-making process, amongst other factors. As such, our interest in Yarrow amounting to € nil at March 31, 2023 and December 31, 2022 is recognized as an investment in associate.

With regard to its collaboration with Yarrow, the Company concluded as follows:

●	There is one single performance obligation under IFRS 15, which is the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract.
●	The transaction price of this agreement currently includes both fixed and variable parts. The fixed part consists of an up-front fee and an equity component. The variable part consists of a cost reimbursement for research and development activities. The agreement also contains other variable parts, but those are not yet included in the transaction price. Milestone payments will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	The Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

The Yarrow collaboration was terminated in Q3 2022.

	Three month period
	ended March 31,
	2023	2022
	€1,000	€1,000

Eli Lilly collaboration revenue	655	804
Yarrow collaboration revenue	—	326
	655	1,130

The revenues relating to providing IP licenses and research and development services under the Company’s collaboration agreements have no directly associable cost of sales. Costs incurred to fulfill the associated performance obligations are recognized in research and development expenses, due to their being part of the Company’s primary activities of biopharmaceutical research and development.